Operating Segment Information - Schedule of Revenue from Customers (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue from Customers [Line Items]
Revenue from customers	¥ 908,310		$ 124,437		¥ 172,967	¥ 155,506
Customer A [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers	678,415		92,942
Customer B [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers	229,895		31,495		107,323	155,506	[1]
Customer C [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers		[1]		[1]	35,021		[1]
Customer D [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers					¥ 30,623

[1]	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2022, 2023 and 2024.